Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value Based on Initial Fixed Investment of $100 as of December 31, 2019
	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Paid for Non- CEO NEOs(2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)	Net Income ($)	EPS(4) ($)
2024	1,477,009	1,309,178	678,583	625,942	83.83	132.60	29,945,000	0.72
2023	1,227,780	1,106,887	615,020	566,720	86.46	96.65	37,669,000	0.86
2022	1,489,141	1,472,669	700,688	694,394	103.13	97.52	61,119,000	1.32
2021	1,466,249	1,604,735	691,800	754,470	102.25	124.06	70,654,000	1.45
2020	1,291,361	1,105,544	576,436	516,814	75.64	89.69	36,988,000	0.76

Company Selected Measure Name	diluted earnings per share
Named Executive Officers, Footnote	The CEO for each reported period was Steven M. Klein. The Other NEOs for each reported period were William R. Jacobs, David V. Fasanella, Tara L. French, and Robin Lefkowitz except 2023 excluded Tara L. French since she retired in June 2023. Vickie Tomasello was added to Non-CEO NEOs for 2024.

PEO Total Compensation Amount	$ 1,477,009	$ 1,227,780	$ 1,489,141	$ 1,466,249	$ 1,291,361
PEO Actually Paid Compensation Amount	$ 1,309,178	1,106,887	1,472,669	1,604,735	1,105,544
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the above “Pay Versus Performance Table”. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and are assumed to be paid at the targeted amounts. The following table details the applicable adjustments that were made to determine
“Compensation Actually Paid” (all amounts are averages for the NEOs other than the CEO).
(3) The Peer Group Total Shareholder Return is the KBW NASDAQ Bank Index.
(4) We have identified diluted earnings per share ("EPS") as the financial measure that, in our assessment, represents the most important performance measure used to link executive compensation actually paid during the most recent fiscal year to Company performance.

			Equity Award Adjustments
	Executive(s)	Summary Compensation Table Total ($)	Deduct Equity Awards Granted in Current Year ($)	Add year-end Value of Unvested Equity Awards Granted in Current Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vest in Current Year ($)	Compensation Actually Paid ($)
2024	CEO	1,477,009	436,808	381,345	(39,248)	(73,120)	1,309,178
2024	Other NEOs	678,583	181,435	158,398	(11,621)	(17,983)	625,942
2023	CEO	1,227,780	388,455	337,018	(116,270)	46,814	1,106,887
2023	Other NEOs	615,020	153,797	133,432	(45,535)	17,600	566,720
2022	CEO	1,489,141	296,490	295,551	(13,840)	(1,693)	1,472,669
2022	Other NEOs	700,688	119,131	118,754	(5,279)	(638)	694,394
2021	CEO	1,466,249	283,909	371,196	49,602	1,597	1,604,735
2021	Other NEOs	691,800	112,043	146,490	17,742	10,481	754,470
2020	CEO	1,291,361	227,506	177,429	—	(135,740)	1,105,544
2020	Other NEOs	576,436	81,375	63,463	(8,310)	(33,400)	516,814

Non-PEO NEO Average Total Compensation Amount	$ 678,583	615,020	700,688	691,800	576,436
Non-PEO NEO Average Compensation Actually Paid Amount	$ 625,942	566,720	694,394	754,470	516,814
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the above “Pay Versus Performance Table”. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and are assumed to be paid at the targeted amounts. The following table details the applicable adjustments that were made to determine
“Compensation Actually Paid” (all amounts are averages for the NEOs other than the CEO).
(3) The Peer Group Total Shareholder Return is the KBW NASDAQ Bank Index.
(4) We have identified diluted earnings per share ("EPS") as the financial measure that, in our assessment, represents the most important performance measure used to link executive compensation actually paid during the most recent fiscal year to Company performance.

			Equity Award Adjustments
	Executive(s)	Summary Compensation Table Total ($)	Deduct Equity Awards Granted in Current Year ($)	Add year-end Value of Unvested Equity Awards Granted in Current Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vest in Current Year ($)	Compensation Actually Paid ($)
2024	CEO	1,477,009	436,808	381,345	(39,248)	(73,120)	1,309,178
2024	Other NEOs	678,583	181,435	158,398	(11,621)	(17,983)	625,942
2023	CEO	1,227,780	388,455	337,018	(116,270)	46,814	1,106,887
2023	Other NEOs	615,020	153,797	133,432	(45,535)	17,600	566,720
2022	CEO	1,489,141	296,490	295,551	(13,840)	(1,693)	1,472,669
2022	Other NEOs	700,688	119,131	118,754	(5,279)	(638)	694,394
2021	CEO	1,466,249	283,909	371,196	49,602	1,597	1,604,735
2021	Other NEOs	691,800	112,043	146,490	17,742	10,481	754,470
2020	CEO	1,291,361	227,506	177,429	—	(135,740)	1,105,544
2020	Other NEOs	576,436	81,375	63,463	(8,310)	(33,400)	516,814

Compensation Actually Paid vs. Total Shareholder Return	The charts below highlight the alignment between “Compensation Actually Paid” to our CEO and our non-CEO
NEOs and our Total Shareholder Return ("TSR") performance, net income, and diluted earnings per share (“Diluted
EPS”), for the past three fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The charts below highlight the alignment between “Compensation Actually Paid” to our CEO and our non-CEO
NEOs and our Total Shareholder Return ("TSR") performance, net income, and diluted earnings per share (“Diluted
EPS”), for the past three fiscal years.

Tabular List, Table	List of Financial Performance Measures
For performance year 2024, our Compensation Committee identified the performance measures listed below as the most important in their compensation-setting process for NEOs.
•Diluted Earnings Per
Share
•Return on Average
Assets
•Total Loan Growth
•C&I Loan Growth
•Total Deposit Growth
•Transaction Deposit
Growth

Total Shareholder Return Amount	$ 83.83	86.46	103.13	102.25	75.64
Peer Group Total Shareholder Return Amount	132.60	96.65	97.52	124.06	89.69
Net Income (Loss)	$ 29,945,000	$ 37,669,000	$ 61,119,000	$ 70,654,000	$ 36,988,000
Company Selected Measure Amount | $ / shares	0.72	0.86	1.32	1.45	0.76
PEO Name	Steven M. Klein
Additional 402(v) Disclosure	The tables below set forth additional compensation information for our NEOs, calculated in accordance with SEC rules.  “Compensation Actually Paid” does not represent the value of cash and shares of the Company’s common stock received by NEOs during the year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, “Compensation Actually Paid” differs from compensation actually received by
	the individuals and the compensation decisions described in the “Compensation Discussion and Analysis.”
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Total Loan Growth
Measure:: 4
Pay vs Performance Disclosure
Name	C&I Loan Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Total Deposit Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Transaction Deposit Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (436,808)	$ (388,455)	$ (296,490)	$ (283,909)	$ (227,506)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,345	337,018	295,551	371,196	177,429
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,248)	(116,270)	(13,840)	49,602	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,120)	46,814	(1,693)	1,597	(135,740)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(181,435)	(153,797)	(119,131)	(112,043)	(81,375)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,398	133,432	118,754	146,490	63,463
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,621)	(45,535)	(5,279)	17,742	(8,310)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,983)	$ 17,600	$ (638)	$ 10,481	$ (33,400)